ACQUISITION (Fair Value Of The Total Consideration) (Parenthetical) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	992,108	48,793
Business Acquisition, Share Price		$ 70.13